Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
15.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Gain (Loss) on Available- For-Sale Equity Securities	Unrealized (Loss) Gain on Available- For-Sale Debt Securities	Noncontrolling Interests	Total Attributable to the Company

Balance, December 31, 2013	$16,972	$(16,195)	$1,742	$2,519

Change in other comprehensive (loss) income before reclassifications	(22,615)	11,685	(229)	(11,159)
Reclassifications from accumulated other comprehensive income	265	-	-	265
Net other comprehensive (loss) income	(22,350)	11,685	(229)	(10,894)
Balance, December 31, 2014	$(5,378)	$(4,510)	$1,513	$(8,375)

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Consolidated Statement of Operations

	Year Ended December 31, 2014
Unrealized loss on available-for-sale equity securities:
Other-than-temporary impairment charges	$(1,766)	Loss from discontinued operations
Disposal of available-for-sale investment	1,501	Loss from discontinued operations

	$(265)